FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments designated at fair value through profit or loss explanatory [Abstract]
Net profit on sale of financial investments	S/ 25,342	S/ 27,764
Changes in the fair value of financial assets	(90,467)	30,719
Dividends, interests and others	11,190	9,150
Total	S/ (53,935)	S/ 67,633	S/ 51,667